SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Current assets
Other receivables and prepayments			$ 17,902	$ 17,187
Non-current assets
Other receivables and prepayments			0	72
Deferred tax asset			1,497	1,179
Current liabilities
Trade and other payables			22,364	28,354
Capital and reserves
Parent invested capital			$ 0	313,978
Additional Loss Allowance for Impairment Requirement		$ 70,000
Additional Loss Allowance Impact on Deferred Tax		19,000
Previously stated [member]
Current assets
Contract assets		0		0
Other receivables and prepayments		20,069		17,187
Non-current assets
Other receivables and prepayments				72
Deferred tax asset				0
Current liabilities
Trade and other payables		26,193		28,354
Contract liabilities				0
Capital and reserves
Parent invested capital				313,978
Accumulated losses		(6,438)
Adoption of IFRS 9 [Member]
Current assets
Contract assets				0
Other receivables and prepayments				0
Non-current assets
Other receivables and prepayments	[1]			(70)
Deferred tax asset	[1]			19
Current liabilities
Trade and other payables				0
Contract liabilities				0
Capital and reserves
Parent invested capital	[1]			(51)
Adoption of IFRS 15 [Member]
Current assets
Contract assets	[2]	1,959		1,799
Other receivables and prepayments	[3]	(1,959)		(1,799)
Non-current assets
Other receivables and prepayments				0
Deferred tax asset				0
Current liabilities
Trade and other payables	[3]	(4,223)		(4,380)
Contract liabilities	[2]	4,223		4,380
Capital and reserves
Parent invested capital	[4]			(423)
Accumulated losses	[4]	(602)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Current assets
Contract assets		1,959		1,799
Other receivables and prepayments		17,902		14,517
Non-current assets
Other receivables and prepayments				2
Deferred tax asset				19
Current liabilities
Trade and other payables		22,364		23,526
Contract liabilities		4,223		4,380
Capital and reserves
Parent invested capital				$ 313,504
Accumulated losses		$ (7,040)

[1]	The adoption of IFRS 9 impairment requirements has resulted in additional loss allowance of US$70,000 as at 1 January 2018 to be recognised net of its related deferred tax impact of US$19,000 resulting in a net decrease in parent invested capital as at 1 January 2018.The adoption of IFRS 9 did not result in a material impact in the year ended 31 December 2018.
[2]	Under IFRS 15, revenue recognised prior to the date on which it is invoiced to the customer is recognised as a contract asset. This balance was previously presented as part of otherreceivables and so has been reclassified. The amounts received in advance from customers that were previously recognised as Trade and other payables is now recognised as a contract liability. There was no impact on the statement of profit or loss as a result of these reclassifications.
[3]	Under IFRS 15, revenue recognised prior to the date on which it is invoiced to the customer is recognised as a contract asset. This balance was previously presented as part of other receivables and prepayment and so has been reclassified to contract asset. Similarly, the amounts received in advance from customers that were previously recognised as trade and other payables has been reclassified as a contract liability. There was no impact on the statement of profit or loss as a result of these reclassifications.
[4]	Under IFRS 15, there is a change in period of recognition for freight revenue and the relevant contract costs as the Group satisfies its performance obligation of each freight contract. Revenue is now recognised over time from the point when the ship is ready for load of cargo until the discharge of cargo at the destination. Based on previous revenue standards, revenue was recognised over time from the point when the ship discharge cargo of the previous voyage until the discharge of cargo at the destination. As such, this results in the adjustment to revenue and contract assets to reflect the change in percentage of completion for ongoing voyages as at year end.